Related Undertakings (Tables)	12 Months Ended
Dec. 31, 2025
Interests In Other Entities [Abstract]
Disclosure of wholly owned subsidiaries

Wholly owned subsidiaries	Note
Unless otherwise stated, the undertakings
below are wholly owned and included in the
consolidation and the share capital held by
the Group comprises ordinary and/or
common shares, which are held by
subsidiaries of the Group. Unless otherwise
stated, the Group holds 100% of the nominal
value of each share class.

United Kingdom
1 Churchill Place, London, E14 5HP
Aequor Investments Limited
Ardencroft Investments Limited	A
B D & B Investments Limited
B.P.B. (Holdings) Limited	A
Barclays Aldersgate Investments Limited	A
Barclays Asset Management Limited	A
Barclays Capital Asia Holdings Limited
Barclays Capital Nominees (No.2) Limited
Barclays Capital Nominees (No.3) Limited	A
Barclays Capital Nominees Limited	A
Barclays Capital Securities Client Nominee Limited	A
Barclays Capital Securities Limited	A
Barclays CCP Funding LLP	B
Barclays Direct Investing Nominees Limited
Barclays Directors Limited	A
Barclays Executive Schemes Trustees Limited	A
Barclays Financial Planning Nominee Company Limited
Barclays Gaia Holdings Limited
Barclays Group Holdings Limited	A
Barclays International Holdings Limited	A
Barclays Investment Management Limited	A
Barclays Investment Solutions Limited	A
Barclays Long Island Limited	A
Barclays Nominees (George Yard) Limited	A, Y
Barclays OCIO Services Limited	A
Barclaycard Payments Limited
Barclays Pension Funds Trustees Limited	A
Barclays Private Bank
Barclays Services (Japan) Limited	A
Barclays Shea Limited	A
Barclays Term Funding Limited Liability Partnership	B
Barclays Wealth Nominees Limited	A
Barclayshare Nominees Limited

Wholly owned subsidiaries	Note
Barcosec Limited	A
Barsec Nominees Limited	A
BB Client Nominees Limited	A
Chapelcrest Investments Limited
Cornwall Home Loans Limited	A
Dorset Home Loans Limited	A
Durlacher Nominees Limited	A
Eagle Financial and Leasing Services (UK) Limited	A
Finpart Nominees Limited	A
Foltus Investments Limited	A
Hawkins Funding Limited
Heraldglen Limited	G, L
Isle of Wight Home Loans Limited	A
J.V. Estates Limited	A
Kirsche Investments Limited	A
Long Island Assets Limited
Maloney Investments Limited
Menlo Investments Limited	A
Mercantile Credit Company Limited	A
Mercantile Leasing Company (No.132) Limited	A
MK Opportunities LP	B
Naxos Investments Limited (In Liquidation 14 January 2026)	A
Northwharf Nominees Limited	A
Oak Pension Asset Management Limited	Y
Real Estate Participation Management Limited
Real Estate Participation Services Limited
Relative Value Investments UK Limited Liability Partnership	B
Relative Value Trading Limited
Roder Investments No. 1 Limited	A, G
Roder Investments No. 2 Limited	A, G
RVT CLO Investments LLP	B
Surety Trust Limited	A
Swan Lane Investments Limited
US Real Estate Holdings No.1 Limited
US Real Estate Holdings No.2 Limited
US Real Estate Holdings No.3 Limited
US Real Estate Holdings No.4 Limited	A
US Real Estate Holdings No.5 Limited	A
US Real Estate Holdings No.6 Limited	A
Water Street Investments Limited	Y
Wedd Jefferson (Nominees) Limited	A
Westferry Investments Limited	A
Woolwich Qualifying Employee Share Ownership Trustee Limited	A
Zeban Nominees Limited	A

Wholly owned subsidiaries	Note
C/O Teneo Financial Advisory Limited, 3rd Floor, The Colmore Building, 20 Colmore Circus Queensway, Birmingham, West Midlands, B4 6AT
Barclays Nominees (Branches) Limited (In Liquidation)	A
Leonis Investments LLP (In Liquidation)	B

1-4 , Clyde Place Lane, Glasgow, G5 8DP
R.C. Greig Nominees Limited

9, allée Scheffer, Luxembourg, L-2520
Barclays Blossom Finance Limited Partnership	B, M
Barclays Claudas Investments Partnership	B, M
Barclays Pelleas Investments Limited Partnership	B, M

Argentina
Marval, O'Farrell & Mairal, Av. Leandro N. Alem 882, Buenos Aires, C1001AAQ, Argentina Alem 882, Buenos Aires, C1001AAQ
Compañia Regional del Sur S.A. (In Liquidation)	A

Brazil
Av. Brigadeiro Faria Lima, No.4.440, 12th Floor, Bairro Itaim Bibi, Sao Paulo, CEP, 04538-132, Brazil
Barclays Brasil Assessoria Financeira Ltda	A

Canada
Bay Wellington Tower, Brookfield Place, 47th floor, 181 Bay Street, Toronto, Ontario, M5J 2T3
Barclays Capital Canada Inc.
Barclays Corporation Limited	A

Cayman Islands
PO Box 309, Ugland House, George Town, Grand Cayman, KY1-1104
Alymere Investments Limited	E, F, G
Analytical Trade UK Limited	A
Barclays Capital (Cayman) Limited	A
Barclays Securities Financing Limited	E, F, G
Barclays US Holdings Limited	A, D, G
Braven Investments No.1 Limited
Capton Investments Limited
Claudas Investments Limited	A, G, P, X
Claudas Investments Two Limited

Wholly owned subsidiaries	Note
Gallen Investments Limited
Hornbeam Limited	Y
Mintaka Investments No. 4 Limited
Palomino Limited	A
Pelleas Investments Limited	A
Pippin Island Investments Limited	A
Razzoli Investments Limited	A
RVH Limited	A, D, G

France
34-36 avenue de Friedland, 75008, Paris
Barclays ADF SA	A

Guernsey
P.O. Box 33, Dorey Court, Admiral Park, St. Peter Port, GY1 4AT
Barclays UKRF ICC Limited	Y
Barclays UKRF No.1 IC Limited	Y
Barclays UKRF No.2 IC Ltd	Y

Hong Kong
Level 41, Cheung Kong Center, 2 Queen's Road, Central, N/A, Hong Kong
Barclays Capital Asia Limited	A

India
Nirlon Knowledge Park, Level 9, Block B-6, Off Western Express Highway, Goregaon (East), Mumbai, 400063
Barclays Securities (India) Private Limited
Barclays Wealth Trustees (India) Private Limited
Barclays Investments & Loans (India) Private Limited	G

Ireland
One Molesworth Street, Dublin 2, D02 RF29
Barclays Bank Ireland Public Limited Company	A
Barclays Europe Client Nominees Designated Activity Company
Barclays Europe Firm Nominees Designated Activity Company
Barclays Europe Nominees Designated Activity Company

25-28 North Wall Quay, Dublin1, D01 H104
Erimon Home Loans Ireland Limited	A

70 Sir John Rogerson’s Quay, Dublin 2, D02 R296, Ireland
Barclays Finance Ireland Limited

Wholly owned subsidiaries	Note

Isle of Man
Eagle Court, Circular Road, Douglas, IM1 1AD, Isle of Man
Barclays Nominees (Manx) Limited (In Liquidation)	A
Barclays Private Clients International Limited	A, H, I, Y

c/o Zedra Trust Company (Isle of Man) Limited, 2nd Floor, St Georges Court, Upper Church Street, Douglas, IM1 1EE
Barclays Holdings (Isle of Man) Limited (In Liquidation)	A

Japan
10-1, Roppongi 6-chome, Minato- ku, Tokyo, 106-6131, Japan
Barclays Funds and Advisory Japan Limited
Barclays Securities Japan Limited	G, E

Jersey
28 Esplanade, St Helier, JE2 3QA, Jersey
Barclays Services Jersey Limited (In Liquidation)	A

13 Library Place, St Helier, JE4 8NE
Barclays Nominees (Jersey) Limited	A
Barclaytrust Channel Islands Limited	A

Estera Trust (Jersey) Limited, 13-14 Esplanade, St Helier, JE1 1EE, Jersey
MK Opportunities GP Ltd	A

3rd Floor, 44 Esplanade, St. Helier, JE4 9WG, Jersey
Barclaycard Payment Holdings Limited
Barclaycard Payments Midco Limited

Luxembourg
9, allée Scheffer, Luxembourg, L-2520, Luxembourg
Barclays Bedivere Investments S.à r.l.	G
Barclays Cantal Investments S.à r.l.	R, S
Barclays Capital Luxembourg S.à r.l.
Barclays Treasury Luxembourg S.à r.l.
Barclays Claudas Investments S.à r.l.

Wholly owned subsidiaries	Note
Barclays International Luxembourg Dollar Holdings S.à r.l.
Barclays Lamorak Investments S.à r.l.	Q
Barclays Luxembourg GBP Holdings S.à r.l.	Q
Barclays Luxembourg Global Funding S.à r.l.
Barclays Luxembourg Holdings S.à r.l.
Barclays Luxembourg Holdings SSC	B

68-70 Boulevard de la Petrusse, Luxembourg, L-2320, Luxembourg
Adler Toy Holding S.à r.l.

10 rue du Château d’Eau, Leudelange, Grand Duchy of Luxembourg L-3364
BPM Management GP S.à r.l.	A

Mauritius
c/o Rogers Capital Corporate Services Limited, Level 3, Rogers Capital House, 5 President John Kennedy Street, Port Louis, 11302, Mauritius
Barclays Capital Mauritius Limited (In Liquidation)	A
Barclays Capital Securities Mauritius Limited	A

Fifth Floor, Ebene Esplanade, 24 Bank Street, Cybercity, Ebene, 72201, Mauritius
Barclays Mauritius Overseas Holdings Limited	A

Mexico
Paseo de la Reforma 505, Torre Mayor Floor 41, Colona Cuauhtémoc, 06500, Mexico City, Mexico
Barclays Bank Mexico, S.A.	I, K
Barclays Capital Casa de Bolsa, S.A. de C.V.	I, K
Grupo Financiero Barclays Mexico, S.A. de C.V.	A, I, K

Monaco
31 Avenue de la Costa, Monte Carlo, 98000, Monaco
Barclays Private Asset Management (Monaco) S.A.M

Saudi Arabia

Wholly owned subsidiaries	Note
3rd Floor Al Dahna Center, 114 Al-Ahsa Street, PO Box 1454, Riyadh, 11431, Saudi Arabia
Barclays Saudi Arabia (In Liquidation)	A

Building 4.09- Unit 2- Level 9th, King Abdullah Financial District Riyadh, KSA, Kingdom Abdullah Financial District, Riyadh, Saudi Arabia
Barclays Regional Headquarters Company

Singapore
10 Marina Boulevard, #25-01 Marina Bay Financial Centre, Tower 2, 018983, Singapore
Barclays Merchant Bank (Singapore) Ltd.

Spain
Calle Jose, Abascal 51, Madrid, 28003, Spain
Barclays Tenedora De Inmuebles SL.	A

Switzerland
Chemin de Grange Canal 18-20, PO Box 3941, Geneva, 1211, Switzerland
Barclays Bank (Suisse) SA
BPB Holdings SA	A

Taiwan
19F-1, No. 7, Xinyi Road, Sec. 5, Taipei, 11049, Taiwan (Province of China)
Barclays Securities Taiwan Limited	A

Turkey
13th floor, Kanyon Office Block, Büyükdere Caddesi, Levent, Istanbul, 34394, Turkey
Barclays Menkul Değerler Anonim Şirketi

United States
745 Seventh Avenue, New York, Ny 10019, United States
Alynore Investments Limited Partnership	B

Corporation Service Company, 251 Little Falls Drive, Wilmington, Delaware, 19808, United States
Analytical Trade Holdings LLC
Barclays Asset Backed Depositor LLC	C
Barclays Bank Delaware	D, G

Wholly owned subsidiaries	Note
Barclays Capital Derivatives Funding LLC	C
Barclays Capital Equities Trading GP	B
Barclays Capital Holdings Inc.	E, F, G
Barclays Capital Real Estate Finance Inc.
Barclays Capital Real Estate Holdings Inc.
Barclays Capital Real Estate Inc.
Barclays Commercial Mortgage Securities LLC	C
Barclays Dryrock Funding LLC	C
Barclays Financial LLC	C
Barclays Group US Inc.	E, G
Barclays Lifestyles LLC	C
Barclays Nest LLC	C
Barclays Oversight Management Inc.
Barclays Receivables LLC	C
Barclays Services Corporation
Barclays Services, LLC	C
Barclays STBT Inc.
Barclays US CCP Funding LLC	C
Barclays US LLC	C
Barclays US Investments Inc.
BCAP LLC	C
Gracechurch Services Corporation
Lagalla Investments LLC
Marbury Holdings LLC
Preferred Liquidity, LLC	H
Procella Investments No.2 LLC	Z
Procella Investments No.3 LLC	Z
Relative Value Holdings, LLC
Surrey Funding Corporation
Sussex Purchasing Corporation
Sutton Funding LLC	C
US Secured Investments LLC	O
Verain Investments LLC	C
Wilmington Riverfront LLC	C

100 Bank Street, Suite 630, Burlington, Vermont 05401
Barclays Insurance U.S. Inc.

Corporation Service Company, 80 State Street, Albany, NY, 12207-2543
Barclays Equity Holdings Inc.

Corporation Service Company, Goodwin Square, 225 Asylum Street, 20th Floor, Hartford, CT 06103, United States
Barclays Capital Inc.

Wholly owned subsidiaries	Note
Corporation Service Company, 2626, Glenwood Ave, Suite 550, Raleigh, NC, 27608
Barclays US GPF Inc.
Equifirst Corporation (In Liquidation, dissolved with State of North Carolina)

Rodney Square North, 1100, North Market Street, Wilmington, Delaware, 19890, United States
Barclays Dryrock Issuance Trust

Wholly owned subsidiaries	Note

Disclosure of other related undertakings

Unless otherwise stated, the undertakings
below are included in the consolidation and
the share capital held by Barclays Bank PLC
comprises ordinary and/or common shares,
which are held by subsidiaries of Barclays
Bank PLC. The percentage of the nominal
value of each share class held by Barclays
Bank PLC is provided below.

Other Related Undertakings	%	Note
United Kingdom
1 Churchill Place, London, E14 5HP

Barclays Secured Funding (LM) Limited	20.00	A
Barclays Secured Notes Finance LLP	20.00	A

50 Lothian Road, Festival Square, Edinburgh, EH3 9WJ
Equistone Founder Partner III L.P.	20.00	A,B, Y

Enigma, Wavendon Business Park Milton Keynes, MK178LX
Intelligent Processing Solutions Limited	19.50	Y

Korea, Republic of
18th Floor, Daishin Finance Center, 343, Samil-daero, Jung-gu, Seoul, 04538, South Korea
Woori BC Pegasus Securitization Specialty Co. Ltd	70.00	W

Luxembourg
9, allée Scheffer, Luxembourg, L-2520,
Barclays Alzin Investments S.à r.l.	100.00	R,S, U
Barclays Bordang Investments S.à r.l.	100.00	R, S

Netherlands
Winschoterdiep, 70, Groningen, 9723AB, Groningen,
Cube Solidus B.V.	68.83	AA